Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense	$ (395,774)	$ 160,610	$ 264,936	$ 509,332	$ 159,472	$ 759,284
Deferred income tax credit	(68,196)	(44,666)	(168,310)	(153,145)	(83,474)	(94,878)
Provision for income taxes	(463,970)	115,944	96,626	356,187	75,998	664,406
Current
Federal	(292,997)	123,161	192,840	384,534	148,006	534,488
State	(102,777)	37,449	72,096	124,798	11,466	224,796
Total	(395,774)	160,610	264,936	509,332	159,472	759,284
Deferred
Federal	(62,041)	(31,434)	(161,382)	(107,777)	(72,682)	(66,771)
State	(6,155)	(13,232)	(6,928)	(45,368)	(10,792)	(28,107)
Total	$ (68,196)	$ (44,666)	$ (168,310)	$ (153,145)	$ (83,474)	$ (94,878)